Basic and Diluted Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator :
Net income (loss)	$ (414,153)	$ 69,884	$ 309,086
Denominator:
Weighted-average ordinary shares outstanding	2,579,202,596	2,560,106,403	2,521,667,815
Basic earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	$ (16.06)	$ 2.73	$ 12.26
Diluted earnings (loss) per share calculation Numerator :
Net income (loss)	$ (414,153)	$ 69,884	$ 309,086
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	2,579,202,596	2,560,106,403	2,521,667,815
Add: weighted-average RSUs		17,785,666	54,489,432
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,579,202,596	2,577,892,069	2,576,157,247
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (16.06)	$ 2.71	$ 12.00
Class A and Class B ordinary share
Denominator:
Basic earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	$ (16.06)	$ 2.73	$ 12.26
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,579,202,596	2,577,892,069	2,576,157,247
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (16.06)	$ 2.71	$ 12.00